Loans to customers (Details 6) - Credit Allowance Changes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	$ 1,521,040	$ 1,129,522	$ 168,744
Transfers from Stage 1 to Stage 2	(81,641)	(63,015)	(8,535)
Transfers from Stage 2 to Stage 1	70,293	31,475	3,279
Transfers to Stage 3	(159,879)	(149,355)	(11,069)
Transfers from Stage 3	4,548	735	18
Write-offs
Net increase of gross carrying amount	1,311,806	515,802	1,020,838
Effect of changes in exchange rates (OCI)	164,964	55,876	(43,753)
Gross carrying amount at end of the year	2,831,131	1,521,040	1,129,522
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	351,166	200,040	22,634
Transfers from Stage 1 to Stage 2	81,641	63,015	8,535
Transfers from Stage 2 to Stage 1	(70,293)	(31,475)	(3,279)
Transfers to Stage 3	(186,661)	(112,901)	(3,324)
Transfers from Stage 3	5,676	701	160
Write-offs
Net increase of gross carrying amount	428,807	223,713	182,800
Effect of changes in exchange rates (OCI)	37,960	8,073	(7,486)
Gross carrying amount at end of the year	648,296	351,166	200,040
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	104,293	62,788	9,526
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3	346,540	262,256	14,393
Transfers from Stage 3	(10,224)	(1,436)	(178)
Write-offs	(451,387)	(408,605)	(14,676)
Net increase of gross carrying amount	232,682	186,632	56,160
Effect of changes in exchange rates (OCI)	12,439	2,658	(2,437)
Gross carrying amount at end of the year	234,343	104,293	62,788
Total [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	1,976,499	1,392,350	200,904
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3
Transfers from Stage 3
Write-offs	(451,387)	(408,605)	(14,676)
Net increase of gross carrying amount	1,973,295	926,147	1,259,798
Effect of changes in exchange rates (OCI)	215,363	66,607	(53,676)
Gross carrying amount at end of the year	$ 3,713,770	$ 1,976,499	$ 1,392,350